PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Commitments in relation to associates	$ 405	$ 520
Commitments in relation to joint ventures	2,246	1,550
Purchase commitments	24,594	24,734
Provision of guarantees or collateral to entity, third party transactions	235	266
Property, plant and equipment, pledged as security	225	282
Guarantees, pledges and other collateral	5,527	5,021
South Africa | Asset-Based Revolving Credit Facility | Operating Subsidiaries
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility	21
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility	122
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	7	13
Commitments in relation to associates within sureties, guarantees, LOC, pledges, and other collateral	380	419
Joint ventures
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	154	164
Provision of guarantees or collateral by entity, related party transactions	1,079	1,022
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	1,489	1,481
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures	711
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	348	406
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	397	$ 382
Ilva remedies
Disclosure of transactions between related parties [line items]
Guarantees, pledges and other collateral, related to performance guarantee	567
Disposal groups classified as held for sale | Ilva remedies
Disclosure of transactions between related parties [line items]
Purchase commitments	910
Guarantees, pledges and other collateral	$ 18